Document And Entity Information	12 Months Ended
Jun. 30, 2023 shares
Document Information Line Items
Entity Registrant Name	Incannex Healthcare Limited
Trading Symbol	IXHL
Document Type	20-F
Current Fiscal Year End Date	--06-30
Entity Common Stock, Shares Outstanding	1,587,010,366
Amendment Flag	false
Entity Central Index Key	0001873875
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Jun. 30, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41106
Entity Incorporation, State or Country Code	C3
Entity Address, Address Line One	Suite 105
Entity Address, Address Line Two	8 Century CircuitNorwest
Entity Address, Postal Zip Code	2153
Entity Address, City or Town	NSW
Entity Address, Country	AU
Title of 12(b) Security	Ordinary Shares, as represented by American Depositary Shares
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Auditor Firm ID	6622
Auditor Name	PKF BRISBANE AUDIT
Auditor Location	Brisbane, Australia
Business Contact
Document Information Line Items
Entity Address, Address Line One	Suite 105
Entity Address, Address Line Two	8 Century CircuitNorwest
Entity Address, Postal Zip Code	2153
Entity Address, City or Town	NSW
Entity Address, Country	AU
Contact Personnel Name	Joel Latham
City Area Code	+61
Local Phone Number	425 703 805
Contact Personnel Email Address	joel@incannex.com.au